Taxes - Schedule of Taxes Payable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	¥ 534,425	$ 74,655	¥ 514,344
Income taxes payable	12,377,453	1,729,033	10,133,811
Other taxes payable	1,755,770	245,268	4,214,654
Total	¥ 14,667,648	$ 2,048,956	¥ 14,862,809